SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of exchange rates of functional and presentation currency

	Exchange rate of the US Dollar against the NIS	Exchange rate of the US Dollar against the Euro	Exchange rate of the US Dollar against the Pound Sterling	Exchange rate of the US Dollar against the Australian Dollar
December 31, 2022	3.519	0.937	0.83	1.472
December 31, 2021	3.11	0.884	0.74	1.376
December 31, 2020	3.215	0.814	0.736	1.305

Disclosure of estimated useful lives of property plant and equipment
%
Computers and peripheral equipment	33
Rental of POS devices	20
Machinery and equipment	10